PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Less: accumulated depreciation	$ (380,083)	$ (318,983)
Property and equipment, net	183,324	230,218
Building [Member]
Property and equipment, gross	194,429	182,378
Vehicles [Member]
Property and equipment, gross	203,631	198,974
Machine [Member]
Property and equipment, gross	6,747	6,594
Furniture [Member]
Property and equipment, gross	40,761	46,110
Leasehold improvement [Member]
Property and equipment, gross	$ 117,839	$ 115,145